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RECEIVED
2010 APR 14 AM 9:57
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046935

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

NASDAQ Biotechnology Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

BIS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NASDAQ Market, New York Stock Exchange, NYSE Amex

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir C. Bhattacharyya

Title:

Vice President - Legal

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

April 9, 2010

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	APR 14 2010

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President, Legal

NYSE Arca

RECEIVED
2010 APR 14 AM 9:50
SEC / TM

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

Via Overnight Mail

April 9, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 14 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – PowerShares / Wisdom Tree / ProShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares S&P SmallCap Materials Portfolio ETF linked to the S&P SmallCap 600 Materials Index (Ticker Symbol: XLBS)
- PowerShares S&P SmallCap Energy Portfolio ETF linked to the S&P SmallCap 600 Energy Index (Ticker Symbol: XLES)
- PowerShares S&P SmallCap Financials Portfolio ETF linked to the S&P SmallCap 600 Financials Index (Ticker Symbol: XLFS)
- PowerShares S&P SmallCap Industrials Portfolio ETF linked to the S&P SmallCap 600 Industrials Index (Ticker Symbol: XLIS)
- PowerShares S&P SmallCap Information Technology Portfolio ETF linked to the S&P SmallCap 600 Information Technology Index (Ticker Symbol: XLKS)
- PowerShares S&P SmallCap Consumer Staples Portfolio ETF linked to the S&P SmallCap 600 Consumer Staples Index (Ticker Symbol: XLPS)
- PowerShares S&P SmallCap Utilities Portfolio ETF linked to the S&P SmallCap 600 Utilities Index (Ticker Symbol: XLUS)
- PowerShares S&P SmallCap Health Care Portfolio ETF linked to the S&P SmallCap 600 Health Care Index (Ticker Symbol: XLVS)
- PowerShares S&P SmallCap Consumer Discretionary Portfolio ETF linked to the S&P SmallCap 600 Consumer Discretionary Index (Ticker Symbol: XLYS)

- Wisdom Tree Japan Hedged Equity Fund linked to the Wisdom Tree Japan Hedged Equity Index (Ticker Symbol: DXJ)
- ProShares Ultra Nasdaq Biotechnology ETF linked to the Nasdaq Biotechnology Index (Ticker Symbol: BIB)
- ProShares UltraShort Nasdaq Biotechnology ETF linked to the Nasdaq Biotechnology Index (Ticker Symbol: BIS)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)